CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	Dec. 31, 2022	Sep. 30, 2022
Convertible Note; March 8, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	$ 100,000	$ 100,000
Cash issued for convertible note	$ 100,000	$ 100,000
Convertible note, interest rate	8.00%	8.00%
Notes Payable, Current	$ 100,000	$ 100,000
Convertible Note; April 6, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000
Convertible note, interest rate	8.00%	8.00%
Notes Payable, Current	$ 50,000	$ 50,000
Convertible Note; October 31, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%
Notes Payable, Current	$ 50,000	$ 50,000
Conversion price	$ 18.75	$ 18.75
Convertible Note; May 5, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	$ 200,000	$ 200,000
Cash issued for convertible note	$ 200,000	$ 200,000
Convertible note, interest rate	10.00%	10.00%
Notes Payable, Current	$ 200,000	$ 200,000
Derivative Liability	820,513	738,462
Convertible Note; December 20, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	100,000	100,000
Cash issued for convertible note	$ 100,000	$ 100,000
Convertible note, interest rate	10.00%	10.00%
Notes Payable, Current	$ 100,000
Derivative Liability	410,256	$ 369,231
Convertible Note; October 3, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding	50,000	50,000
Cash issued for convertible note	$ 50,000	$ 50,000
Convertible note, interest rate	10.00%	10.00%
Notes Payable, Current	$ 50,000	$ 50,000
Derivative Liability	184,615	184,615
Convertible Note; September 30, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding	350,000	350,000
Cash issued for convertible note	$ 350,000	$ 350,000
Convertible note, interest rate	10.00%	10.00%
Notes Payable, Current	$ 10,000	$ 10,000
Convertible Note 1; October 31, 2016
Short-Term Debt [Line Items]
Convertible note issued and outstanding		50,000
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
Convertible Note 2; October 31, 2016
Short-Term Debt [Line Items]
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
Convertible Note; March 13, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		50,000
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
March 3120171 [Member]
Short-Term Debt [Line Items]
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
Derivative Liability		184,615
Convertible Note; April 19, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		50,000
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
Derivative Liability		184,615
Convertible Note; June 26, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		150,000
Cash issued for convertible note		$ 150,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 150,000
Derivative Liability		553,846
Convertible Note; September 25, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		50,000
Cash issued for convertible note		$ 50,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 50,000
Derivative Liability		184,615
Convertible Note; October 16, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		100,000
Cash issued for convertible note		$ 100,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 100,000
Derivative Liability		369,231
Convertible Note; 2 November 1, 2017
Short-Term Debt [Line Items]
Convertible note issued and outstanding		25,000
Cash issued for convertible note		$ 25,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 25,000
Derivative Liability		82,308
Nov 0117 [Member]
Short-Term Debt [Line Items]
Derivative Liability		92,308
Convertible Note; February 28, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding		100,000
Cash issued for convertible note		$ 100,000
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 100,000
Derivative Liability		369,231
Convertible Note; July 11, 2018
Short-Term Debt [Line Items]
Convertible note issued and outstanding		11,500
Cash issued for convertible note		$ 11,500
Convertible note, interest rate		10.00%
Notes Payable, Current		$ 11,500
Derivative Liability		42,461
Convertible Note; July 19, 2019
Short-Term Debt [Line Items]
Convertible note issued and outstanding		100,000
Cash issued for convertible note		95,000
Notes Payable, Current		1,000
Derivative Liability		$ 1,639